Investments - Securities available for sale in a loss position (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Fair Value
Less Than 12 Months	$ 119,440	$ 31,417
12 Months or More	18,032	7,613
Total	137,472	39,030
Gross Unrealized Losses
Less Than 12 Months	21,420	732
12 Months or More	4,227	485
Total	$ 25,647	$ 1,217
Number of securities in an unrealized loss position | security	16,516	4,944
Number of individual securities in continuous unrealized loss position for longer than twelve months | security	1,923	1,179
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	$ 761	$ 0
12 Months or More	0	0
Total	761	0
Gross Unrealized Losses
Less Than 12 Months	224	0
12 Months or More	0	0
Total	224	0
Obligations of states, municipalities and political subdivisions
Fair Value
Less Than 12 Months	5,076	201
12 Months or More	0	48
Total	5,076	249
Gross Unrealized Losses
Less Than 12 Months	924	4
12 Months or More	0	3
Total	924	7
Non-U.S. governments
Fair Value
Less Than 12 Months	3,932	1,198
12 Months or More	0	376
Total	3,932	1,574
Gross Unrealized Losses
Less Than 12 Months	868	58
12 Months or More	0	66
Total	868	124
Corporate debt
Fair Value
Less Than 12 Months	82,971	19,916
12 Months or More	11,143	6,922
Total	94,114	26,838
Gross Unrealized Losses
Less Than 12 Months	16,866	513
12 Months or More	3,070	387
Total	19,936	900
RMBS
Fair Value
Less Than 12 Months	6,227	1,235
12 Months or More	903	27
Total	7,130	1,262
Gross Unrealized Losses
Less Than 12 Months	653	30
12 Months or More	171	2
Total	824	32
CMBS
Fair Value
Less Than 12 Months	7,902	2,498
12 Months or More	1,708	79
Total	9,610	2,577
Gross Unrealized Losses
Less Than 12 Months	797	36
12 Months or More	318	18
Total	1,115	54
CLO
Fair Value
Less Than 12 Months	5,573	3,829
12 Months or More	2,007	21
Total	7,580	3,850
Gross Unrealized Losses
Less Than 12 Months	234	48
12 Months or More	142	5
Total	376	53
ABS
Fair Value
Less Than 12 Months	6,998	2,540
12 Months or More	2,271	140
Total	9,269	2,680
Gross Unrealized Losses
Less Than 12 Months	854	43
12 Months or More	526	4
Total	$ 1,380	$ 47